SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Judgements And Estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES	SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES
Judgement
In the process of applying the Company’s accounting policies, management has made the following judgements, apart from those involving estimations, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Revenue from contracts with customers
The Company has applied the following judgements that significantly affect the determination of the performance obligations and the method to estimate variable consideration of revenue from contracts with customers, specifically the historic accounting under the Janssen Agreement:
(i)Determining the performance obligations of the contract
A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Company determined that the license is capable of being distinct under the Janssen Agreement. In assessing whether the license under the Janssen Agreement has standalone value to the customer, the Company considers factors such as the research, manufacturing, and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace, which indicates that the customer can benefit from the license on its own. The Company determined that the license of intellectual property and technology transfer service form a single performance obligation. The license of intellectual property and technology transfer are highly interdependent and are not separately identifiable from each other. The technology transfer is essential for the customer's ability to obtain the use of and benefit from the license. The promise to transfer the license, including a technology transfer service, is distinct within the context of the contract. The license of intellectual property, including a technology transfer service, is separately identifiable in the contract and is meant to be transferred separate from other collaborative activities. The license, including a technology transfer service, is not an input that will be integrated with the service which represents a combined output. The preparation and attendance of the various steering committees and participation in the collaborative activities (e.g. joint development) is to assist in conducting clinical trials and obtaining regulatory approval of the technology, but does not modify the license and technology. In addition, the license, including the technology transfer service, is not highly interdependent or highly interrelated with the JSC and other collaborative activities, because the delivery of license and technology transfer service is not dependent on these activities to be provided in the future, and accordingly, it is not interdependent or interrelated with these activities.
In determining whether the license, including the technology transfer service, transfers to a customer either at a point in time or over time, the Company considers whether the nature of the Company’s promise in granting the license to a customer is to provide a right to access or a right to use the Company’s intellectual property. The Company assessed that the Company provides a right to use the license as the license under the Janssen Agreement exists (in terms of form and functionality) at a point in time at which it is granted and the technology transfer occurred, which is when the customer can use and benefit from the license. The license is already developed and has positive results on cancer patient candidates. The next step is to perform clinical trials again in a controlled and monitored environment.
The Company has allocated the entire transaction price to the license of intellectual property under the Janssen Agreement, as this is the sole performance obligation in the arrangement.
(ii)Determining the method to estimate variable consideration
Certain contracts include milestone payments that give rise to variable consideration. In estimating the variable consideration, the Company is required to use either the expected value method or the most likely amount method based on which method better predicts the amount of consideration to which it will be entitled. The Company determined that the most likely amount method is the appropriate method to use in estimating the variable consideration for the milestone payments as this method better predicts the amount of variable consideration to which the Company will be entitled.
Before including any amount of variable consideration in the transaction price, the Company considers whether the amount of variable consideration is constrained. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment.

(iii)Percentage of Completion method for revenue recognition

The Company recognizes license revenue under the Novartis License Agreement based on the progress toward satisfying the performance obligation over time. The progress is determined by a percentage of completion method with inputs including the actual accumulated R&D cost already incurred and the R&D budget developed for the Legend Phase 1 Trial. The R&D budget is a management estimation.

Impairment of non-financial assets

The Company assesses whether there are any indicators of impairment for all non-financial assets (including the right-of-use assets) at the end of each reporting period. Non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The Company evaluates fair value using the three techniques (market approach, cost approach and income approach) provided by IFRS 13. For items within scope of IAS 36, market techniques will usually involve market transactions in comparable assets or, for certain assets valued as businesses, market multiples derived from comparable transactions.The cost approach reflects the amount that would be required currently to replace the service capacity of an asset (i.e., current replacement cost). It is based on what a market participant buyer would pay to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.The income approach converts future amounts (e.g., cash flows or income and expenses) to a single discounted amount. The fair value reflects current market expectations about those future amounts. When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows.

Estimation uncertainty
The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.
Deferred tax assets
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses and deductible temporary differences can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies. The outcome of their actual utilization may be different. Further details are contained in note 19 to the consolidated financial statements.

Uncertain tax treatments
Uncertain tax treatments are recognized where it may be unclear how tax law applies to a particular transaction or the acceptability of a tax treatment by a relevant taxation authority may not be known until the relevant taxation authority or a court takes a future decision. Significant management judgement is required in making this assessment as it requires examining tax law and historical precedence from case law and associated rulings or conclusions reached therein. The Company's transaction may have precedence that can inform the Company's judgement to varying degrees. In cases where facts of the transactions and tax and case law create a clear, binary choice, less judgement would be required to reach a conclusion. In cases where there may be limited to no historical precedence available to apply to the Company's transaction, or similar circumstances to analogize, the Company would have to apply judgement to assess the tax treatment to be applied to the Company's transaction. Significant judgement would then be required to conclude whether it is probable that the tax authority would accept the tax treatment given the absence of precedence or clear application of tax and case law to the Company's transaction. In applying such judgements and if the Company concludes it is not probable that the taxation authority will accept the tax treatment, the Company would then have to estimate the potential tax liability assuming the relevant tax authority may not accept the Company's tax treatment, which can involve significant estimation uncertainty. In each subsequent fiscal year, this conclusion would need to be reassessed for changes in facts and circumstances to reevaluate the judgements used and the estimates made.